EMPLOYEE BENEFITS AND PAYROLL ACCRUALS (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Employee-related Liabilities [Abstract]
Benefits for vacation and recreation pay	$ 193	$ 162
Liability for payroll, bonuses and wages	908	697
Employee benefits and payroll accruals	$ 1,101	$ 859